Statements of Changes in Partners' Capital - USD ($)	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Partners' Capital, balance at Dec. 31, 2012	$ 172,882,390	$ 23,313,185	$ 195,974,081	$ 74,059,472	$ 170,851,495	$ 23,041,527	$ 193,760,270	$ 73,232,715	$ 2,030,895	$ 271,658	$ 2,213,811	$ 826,757
Units of Partnership Interest, balance at Dec. 31, 2012	10,343,763.586	3,078,925.678	7,059,632.492	5,198,875.076
Net income (loss)	$ (1,467,188)	$ (486,331)	$ (7,733,044)	$ (2,701,002)	(1,451,095)	(479,900)	(7,644,502)	(2,668,922)	(16,093)	(6,431)	(88,542)	(32,080)
Redemptions	$ (36,469,331)	$ (4,857,782)	$ (41,714,292)	$ (18,417,554)	(36,119,312)	(4,857,782)	(41,464,280)	(18,317,546)	(350,019)		(250,012)	(100,008)
Redemptions (in units)	(2,190,361.355)	(648,244.994)	(1,525,996.806)	(1,318,303.688)
Partners' Capital, balance at Dec. 31, 2013	$ 134,945,871	$ 17,969,072	$ 146,526,745	$ 52,940,916	133,281,088	17,703,845	144,651,488	52,246,247	1,664,783	265,227	1,875,257	694,669
Units of Partnership Interest, balance at Dec. 31, 2013	8,153,402.231	2,430,680.684	5,533,635.686	3,880,571.388
Net income (loss)	$ 14,437,789	$ 1,907,525	$ 13,219,168	$ 704,266	14,253,756	1,885,964	13,077,451	677,750	184,033	21,561	141,717	26,516
Redemptions	$ (40,034,863)	$ (6,107,266)	$ (41,863,122)	$ (17,938,795)	(39,409,151)	(5,966,722)	(41,159,081)	(17,617,098)	(625,712)	(140,544)	(704,041)	(321,697)
Redemptions (in units)	(2,418,876.856)	(809,451.717)	(1,628,161.859)	(1,258,760.348)
Partners' Capital, balance at Dec. 31, 2014	$ 109,348,797	$ 13,769,331	$ 117,882,791	$ 35,706,387	108,125,693	13,623,087	116,569,858	35,306,899	1,223,104	146,244	1,312,933	399,488
Units of Partnership Interest, balance at Dec. 31, 2014	5,734,525.375	1,621,228.967	3,905,473.827	2,621,811.04
Net income (loss)	$ (316,579)	$ 2,142,217	$ (7,794,865)	$ (5,141,684)	(316,282)	2,117,657	(7,708,901)	(5,083,147)	(297)	24,560	(85,964)	(58,537)
Redemptions	$ (18,648,297)	$ (2,643,888)	$ (17,234,476)	$ (6,003,819)	(18,471,604)	(2,628,888)	(17,077,785)	(5,954,654)	(176,693)	(15,000)	(156,691)	(49,165)
Redemptions (in units)	(966,136.869)	(283,314.561)	(581,296.746)	(493,437.517)
Partners' Capital, balance at Dec. 31, 2015	$ 90,383,921	$ 13,267,660	$ 92,853,450	$ 24,560,884	$ 89,337,807	$ 13,111,856	$ 91,783,172	$ 24,269,098	$ 1,046,114	$ 155,804	$ 1,070,278	$ 291,786
Units of Partnership Interest, balance at Dec. 31, 2015	4,768,388.506	1,337,914.406	3,324,177.081	2,128,373.523